Post-employment benefit obligations (Schedule of Defined Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	$ 34,024
Obligations, end of year	33,646	$ 34,024
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations, beginning of year	34,024	29,519
Current service costs	929	753
Interest costs	845	949
Benefits paid	(1,169)	(1,111)
Actuarial loss (gain)	(983)	3,914
Obligations, end of year	$ 33,646	$ 34,024